Capital and Reserves (Details) - shares shares in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Issued and paid-in share capital as at the beginning of the period		146,472	125,770	125,770
RSUs vesting during the period – Share-Based-Payment-related		538	589	1,108
Issued not for cash during the period	[1]	0	176	1,023
Issued for cash during the period	[1]	65,000	0	18,571
Issued and paid-in share capital as at the end of the period		212,010	126,535	146,472
Authorized share capital		1,000,000	1,000,000	1,000,000

[1]	See Note 1C